PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,240	$ 1,080
Less - accumulated depreciation and amortization	(565)	(325)
Total	2,675	755
Depreciation expense	484	166	$ 82
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,266	567
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	129	82
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	976	152
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	177	109
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	493	170
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 199	$ 0